CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Related party costs	$ 90,315	$ 53,861	$ 26,106